Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 223,329	$ 209,835
Total outstanding commitments	451,841	423,565
Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	66,223	56,648
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	36,953	35,851
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	44,018	37,082
Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,115	17,360
Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,712	48,107
Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	212,021	195,048
Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,308	14,787
Pass Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	215,731	199,091
Total outstanding commitments	442,047	410,457
Pass Internal Credit Rating [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	63,906	54,003
Pass Internal Credit Rating [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,096	30,733
Pass Internal Credit Rating [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	42,897	35,814
Pass Internal Credit Rating [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,752	16,910
Pass Internal Credit Rating [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,294	47,665
Pass Internal Credit Rating [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	204,945	185,125
Pass Internal Credit Rating [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,786	13,966
Special Mention Criticized Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,850	2,070
Total outstanding commitments	3,231	3,418
Special Mention Criticized Internal Credit Rating [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,114	1,047
Special Mention Criticized Internal Credit Rating [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	621	793
Special Mention Criticized Internal Credit Rating [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18	19
Special Mention Criticized Internal Credit Rating [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	36	24
Special Mention Criticized Internal Credit Rating [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,789	1,883
Special Mention Criticized Internal Credit Rating [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	61	187
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,748	8,674
Total outstanding commitments	6,563	9,690
Classified Criticized [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,203	1,598
Classified Criticized [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,236	4,325
Classified Criticized [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,103	1,249
Classified Criticized [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	363	450
Classified Criticized [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	382	418
Classified Criticized [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,287	8,040
Classified Criticized [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	461	634
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,598	10,744
Total outstanding commitments	9,794	13,108
Total Criticized [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,317	2,645
Total Criticized [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,857	5,118
Total Criticized [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,121	1,268
Total Criticized [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	363	450
Total Criticized [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	418	442
Total Criticized [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,076	9,923
Total Criticized [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 522	$ 821